Condensed Interim Consolidated Balance Sheets (Parentheticals)		Sep. 30, 2024 $ / shares shares		Sep. 30, 2024 ₪ / shares shares	Dec. 31, 2023 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary Shares, par value (in Dollars per share) | (per share)		$ 0.000216	[1]	₪ 0.000216	$ 0.000216	[1]
Ordinary Shares, authorized	[1]	165,000,000		165,000,000	130,000,000
Ordinary Shares, outstanding	[1]	81,109,895		81,109,895	77,925,095

[1]	Represents less than $1.